Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
₱ in Millions, € in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, SFr in Millions, R$ in Millions, Kč in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 CZK (Kč)	Mar. 31, 2021 NZD ($)	Mar. 31, 2021 NOK (kr)	Mar. 31, 2021 PHP (₱)	Mar. 31, 2021 RON ( )	Mar. 31, 2021 SGD ($)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 BRL (R$)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 NZD ($)	Mar. 31, 2020 NOK (kr)	Mar. 31, 2020 PLN (zł)	Mar. 31, 2020 RON ( )	Mar. 31, 2020 SGD ($)	Mar. 31, 2020 SEK (kr)	Mar. 31, 2020 CHF (SFr)
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 2,482													$ 2,329
Derivatives Designated As Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	70	$ 92												67	$ 110
Derivatives Designated As Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	194		€ 165											131		€ 120
Derivatives Designated As Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value	48			£ 35										26			£ 21
Other Derivatives | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	76		65
Other Derivatives | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	404													555
Other Derivatives | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value														1	$ 2
Other Derivatives | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	201		€ 171											208		€ 191
Other Derivatives | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value	39			£ 28										62			£ 50
Other Derivatives | Forward contracts | Brazil, Brazil Real
Disclosure Of Financial Instruments [Line Items]
Nominal value														14				R$ 57
Other Derivatives | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,139													1,048
Other Derivatives | Forward contracts | China, Yuan Renminbi
Disclosure Of Financial Instruments [Line Items]
Nominal value	16					¥ 105								30						¥ 210
Other Derivatives | Forward contracts | Czech Koruna
Disclosure Of Financial Instruments [Line Items]
Nominal value	14						Kč 313
Other Derivatives | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	194											$ 241		126											$ 177
Other Derivatives | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	11							$ 16						10							$ 16
Other Derivatives | Forward contracts | Swedish Krona
Disclosure Of Financial Instruments [Line Items]
Nominal value														5												kr 50
Other Derivatives | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value	3								kr 25					4								kr 40
Other Derivatives | Forward contracts | Poland złoty
Disclosure Of Financial Instruments [Line Items]
Nominal value														22									zł 92
Other Derivatives | Forward contracts | Philippine Peso
Disclosure Of Financial Instruments [Line Items]
Nominal value	16									₱ 800
Other Derivatives | Forward contracts | Romania, New Lei
Disclosure Of Financial Instruments [Line Items]
Nominal value	2										10			4										20
Other Derivatives | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	26				$ 33									15					$ 21
Other Derivatives | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 29												SFr 27	$ 1													SFr 1